Note 10 - Deposits	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

Note 10 - Deposits

Deposits at December 31, 2023 and 2022 consist of the following (in thousands):

	2023	2022
Non-interest bearing checking accounts	$92,216	$88,728
Interest bearing checking accounts	104,274	-
Savings accounts	841	1,597
Money market accounts	218,525	260,972
Certificate of deposit accounts	215,843	197,951
Total	$631,699	$549,248

A summary of certificates of deposit by maturity at December 31, 2023 is as follows (in thousands):

Years ending December 31:
2024	$113,732
2025	36,393
2026	12,156
2027	23,850
2028	29,712
Total	$215,843

The aggregate amount of certificates of deposit with a minimum denomination of $250,000 was $40.8 million and $30.4 million at December 31, 2023 and 2022, respectively.